RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

15. RELATED PARTY TRANSACTIONS AND BALANCES

(1)	The relationships between the Group and major related parties are as follows:
Name of the related party	Relationship
Daqo Group Co., Ltd. (“Daqo Group”)	Daqo Group and the Group are controlled by same group of shareholders
Zhenjiang Daqo Solar Co. Ltd.(“Zhenjiang Daqo”)	An affiliated company which is 100% held by Daqo Group
Daqo Solar Co. Ltd (“Daqo Solar”)	An affiliated company which is 100% held by Daqo Group
Xinjiang Daqo Investment Co., Ltd. ("Xinjiang Daqo Investment")	An affiliated company which is 100% held by Daqo Group before December 20,2018 and is 100% held by the Group since December 20,2018
Daqo New Material Co., Ltd. ("Daqo New Material")	An affiliated company which was 100% held by Daqo Group
Chongqing Daqo Tailai Electric Co., Ltd. (“Chongqing Daqo Tailai”)	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo Transformer Systems Co., Ltd. (“Nanjing Daqo Transformer”)	An affiliated company which is 100% held by Daqo Group
Jiangsu Daqo Changjiang Electric Co., Ltd. (“Jiangsu Daqo”)	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo Electric Co., Ltd. (“Nanjing Daqo Electric”)	An affiliated company which is 100% held by Daqo Group
Zhenjiang Electric Equipment Co., Ltd. ( “Zhenjiang Electric”)	An affiliated company which is 100% held by Daqo Group
Daqo Investmsnt Co.,Ltd.("Daqo Investment")	An affiliated company which is 100% held by Daqo Group

(2)	Related party balances:

The balances due from related parties of continuing and discontinued operations are as follows:

	December 31,
	2018	2019
Amounts due from related parties (continuing operations)
Xinjiang Daqo Tianfu Thermoelectric	$629,495	$—
Others	185,540	16,521
Total	$815,035	$16,521
Amounts due from related parties (discontinued operations)
Zhenjiang Daqo	$1,453,800	$—
Others	913,857	—
Total	$2,367,657	$—

The balances due to related parties – short-term portion of continuing operations are as follows:

	December 31,
	2018	2019
Amounts due to related parties – short term portion (continuing operations)
Nanjing Daqo Transformer	—	9,637,251
Chongqing Daqo Tailai	$1,825,680	$8,004,373
Daqo Group	10,365	7,904,387
Daqo New Material	—	4,265,514
Nanjing Daqo Electric	126,332	3,240,501
Jiangsu Daqo	143,527	3,162,300
Zhenjiang Electric	—	1,489,553
Others	154,103	1,120,948
Total	$2,260,007	$38,824,827
Amounts due to related parties – short term portion (discontinued operations)
Daqo New Material	$5,314,587	$—
Others	—	187,882
Total	$5,314,587	$187,882

The balance due to related parties – long-term portion (continuing operations) of $7.9 million and $16.0 million represents the consideration payables to Daqo Group for the acquisition of Xinjiang Daqo Investment as of December 31, 2019 and 2018, respectively.

(3)	Related party transactions:

The material transactions with Daqo Group and its subsidiaries were as follows:

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2017	2018	2019
Daqo Group	Proceeds from interest free loans	$2,696,513	$25,744,800	$—
	Repayment of interest free loans	2,696,513	36,648,480	—
	Repayment of interest bearing loans	15,495,451	—	—
Zhenjiang Daqo	Proceeds from interest free loans	—	10,903,680	—
	Repayment of interest free loans	—	—	—
	Sales	13,442,273	6,694,997	3,987,080
Daqo Solar	Proceeds from interest free loans	40,089,689	55,613,463	16,004,820
	Repayment of interest free loans	40,388,195	55,650,696	16,004,820
Nanjing Daqo Transformer	Purchase-Fixed assets	—	6,201,243	12,337,022
	Proceeds from interest free loans	—	—	1,842,582
	Repayment of interest free loans	—	—	1,842,582
Xinjiang Daqo Investment	Proceeds from interest free loans	14,356,000	3,937,440	*
	Repayment of interest free loans	14,356,000	4,020,732	*
Daqo New Material	Purchase-Fixed assets	7,390,693	—	—
	Proceeds from interest free loans	6,029,877	1,893,000	—
	Repayment of interest free loans	10,818,493	1,893,000	—
Chongqing Daqo Tailai	Purchase-Fixed assets	715,361	8,240,830	15,212,713
	Proceeds from interest free loans	—	6,209,040	2,540,969
	Repayment of interest free loans	—	6,209,040	2,540,969
Jiangsu Daqo	Purchase-Fixed assets	—	1,326,634	4,115,164
Nanjing Daqo Electric	Purchase-Fixed assets	—	1,439,332	6,228,522
Zhenjiang Electric	Purchase-Raw material	—	331,353	1,699,536
Total	Sales	$13,442,273	$6,694,997	$3,987,080
	Purchase-Fixed assets	$8,106,054	$17,208,039	$37,893,421
	Purchase-Raw material	$—	$331,353	$1,699,536
	Proceeds from related parties loans	$63,172,079	$104,301,423	$20,388,371
	Repayment of related parties loans	$83,754,652	$104,421,948	$20,388,371

*     Xinjiang Daqo Investment became the Group's subsidiary since December 20, 2018 and was consolidated into the Group's financial results as of December 31 2018 and 2019, accordingly its transaction in 2019 will not be presented as related party transaction.